Provisions - Summary of Expected Term to Settle Obligations (Detail) - ARS ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions		$ 8,812,936		$ 8,682,459		$ 10,030,477
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions		500		1,559		3,027
Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	[1]	2,176,655		2,403,512		2,141,809
Commercial claims [member]
Disclosure of other provisions [line items]
Provisions		2,820,592	[2]	1,540,253	[2]	1,926,181
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions		633,454		829,484		1,306,582
Pension funds—reimbursement
Disclosure of other provisions [line items]
Provisions		1,219,335		1,614,617		644,573
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions		1,962,400		$ 2,293,034		$ 4,008,305
Current [member]
Disclosure of other provisions [line items]
Provisions		5,492,021
Current [member] | Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	[1]	2,176,655
Current [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	[2]	1,513,027
Current [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions		354,211
Current [member] | Pension funds—reimbursement
Disclosure of other provisions [line items]
Provisions		672,026
Current [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions		776,102
Later than one year [member]
Disclosure of other provisions [line items]
Provisions		3,320,915
Later than one year [member] | For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions		500
Later than one year [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	[2]	1,307,565
Later than one year [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions		279,243
Later than one year [member] | Pension funds—reimbursement
Disclosure of other provisions [line items]
Provisions		547,309
Later than one year [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions		$ 1,186,298

[1]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
[2]	See also Note 50.2.